Business Segment Information (Parenthetical) (Detail) (USD $) In Thousands	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Segment Reporting Information [Line Items]
Net plant and equipment at the date of acquisition of acquired companies	$ 5,376	$ 408	$ 107,278